Expense Example	Feb. 28, 2025 USD ($)
A C I Shares | JPMorgan Core Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	725
A C I Shares | JPMorgan Core Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	444
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	1,361
A C I Shares | JPMorgan Core Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,463
A C I Shares | JPMorgan High Yield Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,026
A C I Shares | JPMorgan High Yield Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	459
Expense Example, with Redemption, 3 Years	690
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,654
A C I Shares | JPMorgan High Yield Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,755
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	427
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	551
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,336
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,033
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	734
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	736
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	879
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,673
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,337
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,165